LONG TERM INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	$ 4,176,000
Net Additions and (Warrants Exercised)	117,000
Movements in foreign exchange	114,000
Fair value adjustments for the period	103,000
Fair Value of long term investments, Ending Balance	4,510,000
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	4,176,000
Net Additions and (Warrants Exercised)	0
Movements in foreign exchange	110,000
Fair value adjustments for the period	68,000
Fair Value of long term investments, Ending Balance	4,354,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	41,000
Movements in foreign exchange	1,000
Fair value adjustments for the period	12,000
Fair Value of long term investments, Ending Balance	54,000
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	76,000
Movements in foreign exchange	3,000
Fair value adjustments for the period	23,000
Fair Value of long term investments, Ending Balance	$ 102,000